Supplement dated April 2, 2024 to the Loomis Sayles Funds Statements of Additional Information, dated May 1, 2023 and February 1, 2024 Natixis Funds Statements of Additional Information, dated May 1, 2023, June 1, 2023, February 1, 2024 and April 1, 2024 and the Natixis ETFs Statements of Additional Information, dated May 1, 2023, June 9, 2023 and December 7, 2023, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Mirova Global Green Bond Fund

Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund

Gateway Fund	Mirova International Sustainable Equity Fund

Loomis Sayles Bond Fund	Natixis Gateway Quality Income ETF

Loomis Sayles Core Plus Bond Fund	Natixis Loomis Sayles Focused Growth ETF

Loomis Sayles Fixed Income Fund	Natixis Loomis Sayles Short Duration Income ETF

Loomis Sayles Global Allocation Fund	Natixis Oakmark Fund

Loomis Sayles Global Bond Fund	Natixis Oakmark International Fund

Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2015 Fund®

Loomis Sayles Growth Fund	Natixis Sustainable Future 2020 Fund®

Loomis Sayles High Income Fund	Natixis Sustainable Future 2025 Fund®

Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2030 Fund®

Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2035 Fund®

Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2040 Fund®

Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 Fund®

Loomis Sayles International Growth Fund	Natixis Sustainable Future 2050 Fund®

Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2055 Fund®

Loomis Sayles Investment Grade Fixed Income Fund	Natixis Sustainable Future 2060 Fund®

Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2065 Fund®

Loomis Sayles Securitized Asset Fund	Natixis U.S. Equity Opportunities Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis Vaughan Nelson Mid Cap ETF

Loomis Sayles Small Cap Growth Fund	Natixis Vaughan Nelson Select ETF

Loomis Sayles Small Cap Value Fund	Vaughan Nelson Mid Cap Fund

Loomis Sayles Small/Mid Cap Growth Fund	Vaughan Nelson Select Fund

Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Small Cap Value Fund

Loomis Sayles Strategic Income Fund

Effective immediately, the second paragraph in the sub-section “Trustee Fees” within the section “Management of the Trust(s)” in the Statements of Additional Information is hereby replaced with the following:

The Chairperson of the Board receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board meetings or committee meetings that he attends. Each Trustee who is not an employee, officer or director of Natixis Advisors, the Distributor or their affiliates (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Trustee who is not an employee, officer or director of Natixis Advisors, the Distributor or their affiliates also receives a meeting attendance fee of $10,000 for each meeting of the Board that he or she attends in person and $5,000 for each meeting of the Board that he or she attends telephonically. In addition, the Chairperson of the Audit Committee and the Chairperson of the Contract Review Committee, each receive an additional retainer fee at an annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at an annual rate of $20,000. Each Contract Review Committee and Audit Committee member is compensated $6,000 for each committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each committee meeting that he or she attends. These fees are allocated among the funds in the Fund Complex based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. Trustees are reimbursed for travel expenses in connection with attendance at meetings.